Disposition of Long-Term Apartment Rental Business - Schedule of Major Classes of Income from Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)
Schedule of Major Classes of Income From Operations [Abstract]
Net revenues			¥ 227,687	¥ 652,333
Operating costs:			(242,097)	(711,003)
Selling and marketing expenses			(3)	(1)
General and administrative expenses	(2,143)	(305)	(21,941)	(32,840)
Research and development expenses			(2,398)	(2,773)
Impairment loss on long-lived assets	(2)	(1)	(10,474)	(100,156)
Other (expenses) income, net			2,993	(8,104)
Loss from disposal of property and equipment and intangible assets				(11,972)
Interest (expenses) income, net	(1)		22	(24,850)
Gains from deconsolidation of VIE’s subsidiaries				1,554,450
Income tax expense				(21)
Net income (loss) from discontinued operations	(2,146)	(306)	(46,211)	1,315,063
Less: Net loss from discontinued operations attributable to noncontrolling interests				(43)
Net income (loss) from discontinued operations attributable to XChange TEC.INC’s ordinary shareholders	(2,146)	(306)	(46,211)	1,315,106
Gain on the sale of discontinued operations, net of tax	388,491	55,360
Net income (loss) from discontinued operations attributable to XChange TEC.INC’s ordinary shareholders	¥ 386,345	$ 55,054	¥ (46,211)	¥ 1,315,106